UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F-HR/A

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          December 30, 2008


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:
                                                     (thousands)




List of Other Included Managers:

ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman   U S Aggreg    AGG      464287226      3,118,027.00       29,923    Yes       No                      No
Barclays Bk Plc Ipath Index Lk    DJP      06738C778      9,050,270.00       260227    Yes       No                      No
iShares MSCI Emerging Markets     EEM      464287234      3,394,428.00       138266    Yes       No                      No
Ishares Trust EAFE Index Fund     EFA      464287465     23,193,668.00      525,269    Yes       No                      No
Ishares Trust MSCI Index          EFG      464288885      6,737,306.00       148236    Yes       No                      No
Ishares Tr Msci Eafe Value Ind    EFV      464288877      7,351,350.00       181291    Yes       No                      No
Ishares Tr Cohen & Steers Real    ICF      464287564      4,146,913.00       93,864    Yes       No                      No
Ishares Tr S&P Midcap             IJH      464287507         16,478.97          309    Yes       No                      No
Ishares Tr S&P Smallcap           IJR      464287804          1,451.01           33    Yes       No                      No
iShares S&P 500 Barra Value Fu    IVE      464287408     11,052,113.00      245,737    Yes       No                      No
iShares S&P 500 Barra Growth F    IVW      464287309     16,438,151.00      365,861    Yes       No                      No
Ishares Tr  Russell Microcap      IWC      464288869        928,681.00       29,158    Yes       No                      No
iShares Russell 1000 Val          IWD      464287598     19,061,047.00      392,401    Yes       No                      No
iShares Russell 1000 Gwt          IWF      464287614     22,962,031.00      635,886    Yes       No                      No
iShares Russell 2000              IWM      464287655        315,430.00        6,406    Yes       No                      No
iShares Russell 2000 Value Ind    IWN      464287630      7,248,637.00      150,113    Yes       No                      No
Ishares Tr Russell Midcap Grow    IWP      464287481         39,100.00        1,250    Yes       No                      No
Ishares Tr Russell Midcap Valu    IWS      464287473        119,192.00        4,191    Yes       No                      No
iShares Russell 3000 Index Fun    IWV      464287689         11,804.00          227    Yes       No                      No
Ishares Trust USD                 IYR      464287739      1,033,588.00    27,762.00    Yes       No                      No
Ishares Tr Large Growth Index     JKE      464287119      1,220,040.00       29,627    Yes       No                      No
Ishares Tr Large Value Index F    JKF      464288109      1,855,074.00       37,250    Yes       No                      No
Ishares Tr Small Growth Index     JKK      464288604      2,238,799.00    45,971.00    Yes       No                      No
Ishares Tr Small Value Index F    JKL      464288703      3,334,474.00       68,223    Yes       No                      No
Ishares Tr Kld Select Social      KLD      464288802        109,519.00        2,858    Yes       No                      No
Ishares Tr  1-3 Yr  Treas Inde    SHY      464287457        449,572.00        5,310    Yes       No                      No
